VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—4.6%
Alphabet, Inc. Class C (United States)(1)	4,789	$ 13,857
NAVER Corp. (South Korea)	14,845	4,727
		18,584

Consumer Discretionary—14.9%
Alibaba Group Holding Ltd. (China)(1)	283,624	4,325
Amazon.com, Inc. (United States)(1)	4,771	15,908
Booking Holdings, Inc. (Netherlands)(1)	3,080	7,390
EssilorLuxottica S.A. (France)	36,340	7,747
Flutter Entertainment plc (Ireland)(1)	63,432	10,038
LVMH Moet Hennessy Louis Vuitton SE (France)	7,660	6,340
NIKE, Inc. Class B (United States)	46,769	7,795
		59,543

Consumer Staples—14.4%
Coca-Cola Co. (The) (United States)	246,935	14,621
Heineken N.V. (Netherlands)	106,684	12,007
Kobe Bussan Co., Ltd. (Japan)	174,345	6,752
Nestle S.A. Registered Shares (Switzerland)	139,754	19,546
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,196,707	4,455
		57,381

Financials—9.7%
CME Group, Inc. Class A (United States)	72,062	16,463
Housing Development Finance Corp., Ltd. (India)	372,390	12,957
London Stock Exchange Group plc (United Kingdom)	98,467	9,237
		38,657

Health Care—12.6%
Abbott Laboratories (United States)	42,455	5,975
Becton Dickinson and Co. (United States)	31,204	7,847
Boston Scientific Corp. (United States)(1)	244,744	10,397
Hoya Corp. (Japan)	57,859	8,606
Intuitive Surgical, Inc. (United States)(1)	8,732	3,137
UnitedHealth Group, Inc. (United States)	28,796	14,460
		50,422

Industrials—8.3%
Ashtead Group plc (United Kingdom)	76,214	6,130
Otis Worldwide Corp. (United States)	46,192	4,022
RELX plc (United Kingdom)	127,807	4,155
Rentokil Initial plc (United Kingdom)	1,045,792	8,266
Techtronic Industries Co., Ltd. (Hong Kong)	198,300	3,947
Teleperformance (France)	14,645	6,536
		33,056

Information Technology—28.8%
Adobe, Inc. (United States)(1)	12,382	7,021
Constellation Software, Inc. (Canada)	1,829	3,393
Keysight Technologies, Inc. (United States)(1)	37,756	7,797
Mastercard, Inc. Class A (United States)	61,233	22,002
Microsoft Corp. (United States)	60,012	20,183
PayPal Holdings, Inc. (United States)(1)	59,205	11,165
Samsung Electronics Co., Ltd. (South Korea)	92,067	6,064
	Shares	Value

Information Technology—continued
ServiceNow, Inc. (United States)(1)	11,934	$ 7,747
Synopsys, Inc. (United States)(1)	12,184	4,490
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	86,641	10,424
Tata Consultancy Services Ltd. (India)	116,832	5,876
Visa, Inc. Class A (United States)	40,652	8,810
		114,972

Materials—4.2%
Air Liquide S.A. (France)	32,085	5,601
Sherwin-Williams Co. (The) (United States)	11,675	4,111
Vulcan Materials Co. (United States)	34,866	7,237
		16,949

Total Common Stocks (Identified Cost $239,098)		389,564

Total Long-Term Investments—97.5% (Identified Cost $239,098)		389,564

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	9,120,769	9,121
Total Short-Term Investment (Identified Cost $9,121)		9,121

TOTAL INVESTMENTS—99.8% (Identified Cost $248,219)		$398,685
Other assets and liabilities, net—0.2%		818
NET ASSETS—100.0%		$399,503

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	56%
United Kingdom	7
France	6
Switzerland	5
Netherlands	5
India	5
Japan	4
Other	12
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$389,564	$389,564
Money Market Mutual Fund	9,121	9,121
Total Investments	$398,685	$398,685
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Global Opportunities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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